SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Assets	$ 391,003	$ 343,696
UNITED STATES
Disclosure of products and services [line items]
Assets	172,952	159,684
Canada
Disclosure of products and services [line items]
Assets	52,989	36,403
United Kingdom
Disclosure of products and services [line items]
Assets	36,740	31,598
Brazil
Disclosure of products and services [line items]
Assets	22,052	20,675
Other Europe
Disclosure of products and services [line items]
Assets	32,065	22,267
Australia
Disclosure of products and services [line items]
Assets	20,767	22,000
INDIA
Disclosure of products and services [line items]
Assets	20,935	21,438
Colombia
Disclosure of products and services [line items]
Assets	11,065	10,919
Other Asia
Disclosure of products and services [line items]
Assets	12,866	9,343
Other
Disclosure of products and services [line items]
Assets	$ 8,572	$ 9,369